Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Lease Commitments

Note K    Lease Commitments

The Company is obligated under various noncancellable operating leases for equipment, buildings, and land. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease. At December 31, 2011, future minimum lease payments under leases with initial or remaining terms in excess of one year are as follows:

(In thousands)
2012	$3,427
2013	2,904
2014	2,681
2015	2,333
2016	2,225
Thereafter	14,577

$28,147

Rent expense charged to operations was $4,010,000 for 2011, $3,951,000 for 2010 and $4,257,000 for 2009. Certain leases contain provisions for renewal and change with the consumer price index.

Certain property was leased for $312,000 in 2009 from a former Bank director of the Company who retired.